Note 17 - Subsequent Events (Details Textual) - CAD ($)	Apr. 29, 2020	Apr. 17, 2020	Oct. 01, 2019	Dec. 31, 2018	Jun. 19, 2018
Stock Issued During Period, Shares, Issued for Services (in shares)			50,000	12,120	125,000
Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		225,000
Subsequent Event [Member] | Clear Com Media, Inc [Member]
Proceeds from Collection of Loans Receivable	$ 110,000